Net Loss per Share (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Number of anti-dilutive securities	13,753,762	13,248,871	13,248,871	12,412,301
Options to Purchase Common Shares [Member]
Number of anti-dilutive securities	8,723,897	8,396,520	8,396,520	7,559,950
Warrant [Member]
Number of anti-dilutive securities	5,029,865	4,852,351	4,852,351	4,852,351